Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Deferred revenues	$ 255	$ 334
Provision for royalties to IIA	64	46
Accrued expenses and others	779	847
Other current liabilities	$ 1,098	$ 1,227